Related Party Disclosures	12 Months Ended
Mar. 31, 2022
Related Party Disclosures [Abstract]
Related Party Disclosures

20. Related Party Disclosures

The Company has certain loan facilities with International Finance Corporation (“IFC”), which was a substantial shareholder of the Company having significant influence, up-to August 6, 2021. During the current period, OMERS Infrastructure Asia Holdings Pte. Ltd. (“OMERS”), has acquired the entire stake of 19.4% in the Company, previously held by International Finance Corporation and IFC GIF Investment Company.

The Company had two outstanding disputes with its erstwhile Chief Executive Officer, Mr. Inderpreet Singh Wadhwa. During the current year, the Company has received an unfavorable Award from the Mumbai Centre for International Arbitration in relation to Mr. Wadhwa’s transition from the Company, and subsequently made payments as required in the Award, without prejudice to its rights.

In respect of second matter, during the current year the Company received a favorable Award from Singapore International Arbitration Centre in relation to the purchase price of shares, held by Mr. Inderpreet Singh Wadhwa and Mr. H. S. Wadhwa (erstwhile Chief Operating Officer), in Azure Power India Private Limited. However, Mr. Inderpreet Singh Wadhwa has challenged the award and filed an appeal before the High Court of Singapore. Subsequent to year end, the appeal challenging the SIAC Award has been dismissed by the Singapore court.